JPMorgan Small Cap Equity Fund Expense Example - R2 R3 R4 R5 R6 Shares [Member] - JPMorgan Small Cap Equity Fund	Jun. 30, 2026 USD ($)
Class R2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 143
Expense Example, with Redemption, 3 Years	473
Expense Example, with Redemption, 5 Years	826
Expense Example, with Redemption, 10 Years	1,823
Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	393
Expense Example, with Redemption, 5 Years	690
Expense Example, with Redemption, 10 Years	1,534
Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	311
Expense Example, with Redemption, 5 Years	547
Expense Example, with Redemption, 10 Years	1,226
Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	259
Expense Example, with Redemption, 5 Years	457
Expense Example, with Redemption, 10 Years	1,029
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	228
Expense Example, with Redemption, 5 Years	403
Expense Example, with Redemption, 10 Years	$ 910